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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        October 1, 2004

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R) Aggressive Growth Allocation Fund, MFS(R) Conservative Allocation Fund, MFS(R) Emerging Markets Equity Fund, MFS(R) Gemini U.K. Fund, MFS(R) Growth Allocation Fund, MFS(R) International Growth Fund, MFS(R) International Value Fund and MFS(R) Moderate Allocation Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 52 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on September 28, 2004.

     Please call the undersigned at (617) 954-5064 or Laura Nest at (617) 954-7207 with any questions you may have.

                                        Very truly yours,



                                        STEPHAMIE A. MOLINARI
                                        Stephanie A. Molinari
                                        Counsel

SAM/bjn